Borrowings	12 Months Ended
Mar. 31, 2020
Borrowings [Abstract]
Borrowings
11. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Short-term borrowings (1) :
Commercial paper	¥313,000	¥525,124
Bank borrowings	77,101	565,130
Other	451,657	396,479

Total	¥841,758	¥1,486,733

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥3,109,606	¥2,929,313
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese yen denominated	925,215	832,589
Non-Japanese yen denominated	1,048,497	1,376,346
Floating-rate obligations:
Japanese yen denominated	848,470	744,275
Non-Japanese yen denominated	265,154	242,612
Index / Equity-linked obligations:
Japanese yen denominated	978,438	899,765
Non-Japanese yen denominated	715,891	696,041

	4,781,665	4,791,628

Subtotal	7,891,271	7,720,941

Trading balances of secured borrowings	24,498	54,724

Total	¥7,915,769	¥7,775,665

(1)	Includes secured borrowings of ¥173,690 million as of March 31, 2019 and ¥170,290 million as of March 31, 2020.

(2)	Includes secured borrowings of ¥65,517 million as of March 31, 2019 and ¥72,543 million as of March 31, 2020.

(3)	Includes secured borrowings of ¥910,224 million as of March 31, 2019 and ¥774,319 million as of March 31, 2020.

Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2019	2020
Debt issued by the Company	¥2,869,376	¥2,873,634
Debt issued by subsidiaries—guaranteed by the Company	2,590,768	2,541,554
Debt issued by subsidiaries—not guaranteed by the Company (1)	2,455,625	2,360,477

Total	¥7,915,769	¥7,775,665

(1)	Includes trading balances of secured borrowings.

As of March 31, 2019, fixed-rate long-term borrowings mature between 2019 and 2067 at interest rates ranging from 0.00% to 24.40%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2019 and 2049 at interest rates ranging from 0.00% to 6.78%. Index / Equity-linked obligations mature between 2019 and 2049 at interest rates ranging from 0.00% to 30.30%.
As of March 31, 2020, fixed-rate long-term borrowings mature between 2020 and 2067 at interest rates ranging from 0.00% to 24.40%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2020 and 2050 at interest rates ranging from 0.00% to 5.00%. Index / Equity-linked obligations mature between 2020 and 2050 at interest rates ranging from 0.00% to 39.90%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.
Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2019 and 2020.

	March 31
	2019	2020
Short-term borrowings	1.00%	0.72%
Long-term borrowings	1.33%	1.17%
Fixed-rate obligations	1.28%	1.11%
Floating-rate obligations	1.57%	1.37%
Index / Equity-linked obligations	0.86%	0.80%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2020:

Year ending March 31	Millions of yen
2021	¥778,008
2022	560,085
2023	664,173
2024	618,905
2025	1,026,748
2026 and thereafter	4,073,022

Subtotal	7,720,941

Trading balances of secured borrowings	54,724

Total	¥7,775,665

Borrowing facilities
As of March 31, 2019 and 2020, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.
Subordinated borrowings
As of March 31, 2019 and 2020, subordinated borrowings were ¥418,200 million and ¥318,200 million, respectively.